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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2000


Check here if Amendment [        ]; Amendment Number:
This Amendment (check only one): [        ]  is a restatement.
                                 [        ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        AEW/L.P.
Address:     Two Seaport Lane
             Boston, MA  02210-2021


13F File Number:  28-5334

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    James J. Finnegan
Title:   Vice President of AEW, Inc., the general partner of AEW/L.P.
Phone:   (617) 261-9324

 /s/ James J. Finnegan      Boston, Massachusetts       February 8, 2001
-------------------------  --------------------------  -----------------
     [Signature]                   [City, State]               [Date]

Report Type  (Check only one.):

[ X ] 13F HOLDING REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

List of  Other Managers Reporting for this Manager:

Form 13F File Number:               Name

NONE


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     1

Form 13F Information Table Value Total:     66,933


List of Other Included Managers:

No.                        Form 13 File Number                         Name
1                          28-5336                                     AEW, Inc.


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                           FORM 13F INFORMATION TABLE
                      Name of Reporting Manager: AEW/L.P.

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                                                                                                          VOTING AUTHORITY
                                                    VALUE     SH or      INVESTMENT      OTHER    ----------------------------------
NAME OF ISSUER         TITLE OF CLASS    CUSIP     (X$1000)  PRN AMT     DISCRETION    MANAGERS    SOLE       SHARED          NONE
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
Central Parking Corp.    Common Stock   154785109   66,933   3,346,627  Shared-Defined    01     3,346,627
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Column Totals                                       66,933   3,346,627                           3,346,627
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